Debt - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended		0 Months Ended		12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2013 Product Installment	Dec. 31, 2012 Installment	Mar. 04, 2013	Oct. 11, 2013 Subsequent Event [Member]	Oct. 15, 2013 Subsequent Event [Member]	Dec. 31, 2012 Minimum [Member]	Sep. 30, 2013 Minimum [Member]	Sep. 30, 2013 Prior to March 4, 2014 [Member]	Dec. 31, 2012 Prior to March 4, 2014 [Member]	Sep. 30, 2013 On or After March 4, 2014 [Member]	Dec. 31, 2012 On or After March 4, 2014 [Member]
Proforma Debt Instrument [Line Items]
Initial term loan	$ 5,000	$ 5,000		$ 5,000
Additional term loans				5,000
Total borrowings				10,000
Credit Facility maturity date		Mar. 04, 2016	Mar. 04, 2016
Total borrowings under the credit facility	5,000	5,000	5,000			15,000
Proceed from initial public offering used to pay term loan							20,000
Credit Facility, Number of installments		24	24
Interest rate on Credit Facility									The prime rate then in effect plus 2.25% or (ii) 5.50%.	The prime rate then in effect plus 2.25% or (ii) 5.50%.	Prime rate in effect on March 4, 2014 plus 2.25% or (ii) 5.50%	Prime rate in effect on March 4, 2014 plus 2.25% or (ii) 5.50%.
Success fee for sale of assets or capital stock			250
Success fee payment obligation			100% of voting stockholders hold less than 50% of voting securities after such transaction
Voting percentage of shareholders under obligation of success fee		100.00%	100.00%
Percentage of voting securities of shareholders after success fee payment			50.00%					50.00%
Amount to be maintained under Credit Facility		Four times	Four times
Liquidity ratio		1	1
Minimum cash balance need to maintain by company		10,000	10,000
Percentage of company's cash balance to be held by Bank		50.00%	50.00%
Credit facility default amount	350	350	350
Excess interest rate over prime rate									2.25%		2.25%
Interest rate on credit facility									5.50%		5.50%
Term loan discount	59	59		73
Accretion expense	9	21
Payment term of debt accreted		3 years
Fee for sale of assets or capital stock		250
Fee payment obligation		100% of voting stockholders hold less than 50% of voting securities after such transaction
Interest expense on credit facility		182
Debt outstanding			0
Increased credit facility					5,000
Total credit facility					10,000
Available under the credit facility					$ 10,000
Reduction in liquidity ratio		0.50
Number of products for agriculture		2